Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Summary of Company's Subsidiaries

The consolidated financial statements include the accounts of Liminal BioSciences Inc., and those of its subsidiaries. The Company’s subsidiaries at December 31, 2019, 2018 and 2017 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2019	2018	2017
Liminal R&D BioSciences Inc. (formerly Prometic Biosciences Inc.)	Small molecule therapeutics	Quebec, Canada	100%	100%	100%
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	87%
Prometic Bioseparations Ltd	Discontinued operations	Isle of Man, British Isles	nil	100%	100%
Prometic Biotherapeutics Inc.	Plasma-derived therapeutics	Delaware, U.S.	100%	100%	100%
Prometic Biotherapeutics Ltd	Plasma-derived therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Biotherapeutics B.V.	Plasma-derived therapeutics	Amsterdam, Netherlands	100%	N/A	N/A
Prometic Manufacturing Inc.	Discontinued operations	Quebec, Canada	nil	100%	100%
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%	77%	77%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%
Prometic Plasma Resources Inc.	Plasma-derived therapeutics	Winnipeg, Canada	100%	100%	100%
Prometic Plasma Resources USA Inc.	Plasma-derived therapeutics	Delaware, U.S.	100%	100%	N/A
Liminal BioSciences Holdings Limited (formerly Prometic Pharma SMT Holdings Limited)	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Liminal BioSciences Limited (formerly Prometic Pharma SMT Limited)	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Pharma SMT B.V	Small molecule therapeutics	Amsterdam, Netherlands	100%	N/A	N/A
Telesta Therapeutics Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%

The interests in the subsidiaries for which the Company holds or held less than 100% interest for the three-year period ended December 31, 2019 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2019	2018	2017
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	87%
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%	77%	77%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%

Summary of Estimated Useful Lives of the Capital Assets	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as described below.
Capital asset	Period
Buildings and improvements	20 years
Leasehold improvements	The lower of the lease term and the useful life
Production and laboratory equipment	5 - 20 years
Furniture	5 - 10 years
Computer equipment	3 - 5 years
Assets held under financing leases *	The lower of the lease term and the useful life

* Assets held under financing leases are presented as part of capital assets prior to the adoption of IFRS 16, Leases and since January 1, 2019 are included under Right-of-use assets (note 10).

Summary of Estimated Useful Lives of the Intangible Asset	The amortization expense is recognized in the consolidated statement of operations in the expense category consistent with the function of the intangible assets.
Intangible asset	Period
Licenses and other rights	30 years
Donor lists	10 years
Patents	20 years
Software	5 years